Credit Risk Manager Report
SASCO 2007-BC2
EOM Reporting Date 04/30/2007
Determination Date
05/15/2007
CRM-B Report SASCO 2007-BC2
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
SASCO 2007-BC2-A
SASCO 2007-BC2-B
Client
Lehman Lehman
Servicer
Wells Fargo Bank, N.A. HomEq Servicing Corporation
Trustee
U.S. Bank National Association U.S. Bank National Association
Depositor
Structured Asset Securities Corporation Structured Asset Securities Corporation
Securities Admin
N/A N/A
Backup Servicer
N/A N/A
Close Date
02/28/2007 02/28/2007
Custodian
N/A N/A
Determination
18th Day of the Month 18th Day of the Month
Distribution
25th Day of the Month 25th Day of the Month
First Cutoff
02/01/2007 02/01/2007
Master Servicer
Aurora Loan Services LLC Aurora Loan Services LLC
Issue Amt
641,925,737 641,925,737
Issue Count
3,836 3,836
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 642,359,440 625,336,599 97.35% 0.00% 624,914,099 624,644,714
Count 3,831 3,751 97.91% 0.00% 3,750 3,750
Collection
Narrative
Overall the performance of the mortgage loan pool compares favorably to all current benchmarks.
Cash Narrative
There is a discrepancy in ending scheduled balance and ending loan count between servicer and trustee reporting.
The servicer has an ending scheduled balance of $625,067,214 with an ending loan count of 3,751, while the trustee is reporting $621,309,748 with a loan count of 3730.
Customer
Service
Narrative
The are no customer service issues at this time.
Collection
Narrative
The early term delinquency rates exceed the current benchmarks for this mortgage loan pool. OfficeTiger will monitor for potential trends.
Cash Narrative
There is a discrepancy in ending scheduled balance and ending loan count between servicer and trustee reporting.
The servicer has an ending scheduled balance of $625,067,214 with an ending loan count of 3,751, while the trustee is reporting $621,309,748 with a loan count of 3730.
Customer
Service
Narrative
There are no customer service issues that require action.
Collection
Narrative
The thirty days past due delinquency rate exceeds the current benchmark for this mortgage loan pool. OfficeTiger will monitor for potential trends.
Cash Narrative
There is a discrepancy in ending scheduled balance and ending loan count between servicer and trustee reporting.
The servicer has an ending scheduled balance of $625,067,214 with an ending loan count of 3,751, while the trustee is reporting $621,309,748 with a loan count of 3730.
Customer
Service
Narrative
There are no customer service issues at this time.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Security Code
SASCO 2007-BC2-C
Client
Lehman
Servicer
Aurora Loan Services
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Close Date
02/28/2007
Custodian
N/A
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
02/01/2007
Master Servicer
Aurora Loan Services LLC
Issue Amt
641,925,737
Issue Count
3,836
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 2 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Review Type*
Outstanding
New
LM Rvw Cnt 11 2
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
0 0
Performance Rvw Cnt 19 19
Remittance Rvw Cnt 2 2
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 30 21
MR Recommended Action
Orig Count
Transaction Bal
Consider Repurchase Claim 14 2,981,086
MR Follow-up Required in 60 days 5 717,161
No Action Required 2 536,150
21
4,234,397
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 3 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 4 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 6
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 189,939,617 29.57% 186,614,180 29.84% 98.25% 0.00%
1,611 1,589 42.36% 98.63% 0.00%
Y 452,419,823 70.43% 438,722,419 70.16% 96.97% 0.00%
2,220 2,162 57.64% 97.39% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
02/28/2007 635,992,329 3,806 8.27 24.51 44.14 1,913.97 0.00 261.25 21.35% 106.58% 6.23% 593,786
03/31/2007 632,208,941 3,788 11.30 24.51 44.34 1,912.30 395.00 261.08 21.12% 106.75% 6.46% 599,778
04/30/2007 567,198,976 3,450 11.00 16.25 30.31 1,282.23 0.00 172.43 17.31% 77.10% 6.30% 409,255
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 38,919,210 6.06% 37,542,212 6.00% 96.46% 0.00%
239 233 6.21% 97.49% 0.00%
Y 603,440,230 93.94% 587,794,387 94.00% 97.41% 0.00%
3,592 3,518 93.79% 97.94% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Alternative Doc 1,380,700 0.21% 1,379,593 0.22% 99.92% 0.00%
6 6 0.16% 100.00% 0.00%
Full Doc 411,941,831 64.13% 402,754,089 64.41% 97.77% 0.00%
2,634 2,585 68.91% 98.14% 0.00%
No Doc 2,908,145 0.45% 2,898,959 0.46% 99.68% 0.00%
14 14 0.37% 100.00% 0.00%
Stated Doc 226,128,764 35.20% 218,303,958 34.91% 96.54% 0.00%
1,177 1,146 30.55% 97.37% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 21,728,775 3.38% 21,354,112 3.41% 98.28% 0.00%
141 139 3.71% 98.58% 0.00%
R2 138,899,147 21.62% 135,428,295 21.66% 97.50% 0.00%
894 877 23.38% 98.10% 0.00%
R3 217,445,583 33.85% 212,203,940 33.93% 97.59% 0.00%
1,441 1,416 37.75% 98.27% 0.00%
R4 135,104,030 21.03% 131,991,701 21.11% 97.70% 0.00%
789 770 20.53% 97.59% 0.00%
R5 65,234,205 10.16% 62,032,202 9.92% 95.09% 0.00%
327 315 8.40% 96.33% 0.00%
R6 34,034,120 5.30% 32,857,765 5.25% 96.54% 0.00%
146 142 3.79% 97.26% 0.00%
R7 20,125,440 3.13% 20,093,494 3.21% 99.84% 0.00%
66 66 1.76% 100.00% 0.00%
R8 9,788,140 1.52% 9,375,089 1.50% 95.78% 0.00%
27 26 0.69% 96.30% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 524,087,238 81.59% 508,800,225 81.36% 97.08% 0.00%
3,398 3,325 88.64% 97.85% 0.00%
Y 118,272,202 18.41% 116,536,374 18.64% 98.53% 0.00%
433 426 11.36% 98.38% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 162,296,445 25.27% 150,806,063 24.12% 92.92% 0.00%
1,070 1,017 27.11% 95.05% 0.00%
Yes 480,062,995 74.73% 474,530,536 75.88% 98.85% 0.00%
2,761 2,734 72.89% 99.02% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 162,296,445 25.27% 150,806,063 24.12% 92.92% 0.00%
1,070 1,017 27.11% 95.05% 0.00%
2 2,104,570 0.33% 2,094,782 0.33% 99.53% 0.00%
13 13 0.35% 100.00% 0.00%
6 561,000 0.09% 560,292 0.09% 99.87% 0.00%
2 2 0.05% 100.00% 0.00%
12 25,210,902 3.92% 24,934,975 3.99% 98.91% 0.00%
147 146 3.89% 99.32% 0.00%
24 290,254,770 45.19% 287,267,782 45.94% 98.97% 0.00%
1,658 1,642 43.77% 99.03% 0.00%
36 161,931,753 25.21% 159,672,705 25.53% 98.60% 0.00%
941 931 24.82% 98.94% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 3,768,015 0.59% 3,609,780 0.58% 95.80% 0.00%
32 30 0.80% 93.75% 0.00%
c. 41-50 6,098,780 0.95% 5,334,617 0.85% 87.47% 0.00%
41 38 1.01% 92.68% 0.00%
d. 51-60 14,316,320 2.23% 13,594,034 2.17% 94.95% 0.00%
84 80 2.13% 95.24% 0.00%
e. 61-70 48,183,595 7.50% 46,872,514 7.50% 97.28% 0.00%
245 239 6.37% 97.55% 0.00%
f. 71-80 285,989,557 44.52% 279,181,792 44.65% 97.62% 0.00%
1,444 1,417 37.78% 98.13% 0.00%
g. 81-90 152,734,586 23.78% 149,624,361 23.93% 97.96% 0.00%
766 751 20.02% 98.04% 0.00%
h. 91-100 131,268,587 20.44% 127,119,500 20.33% 96.84% 0.00%
1,219 1,196 31.88% 98.11% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 6
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2 Yr Hybrid 173,379,665 26.99% 166,173,802 26.57% 95.84% 0.00%
1,021 992 26.45% 97.16% 0.00%
2 Yr Hybrid Balloon 132,536,975 20.63% 129,087,323 20.64% 97.40% 0.00%
594 578 15.41% 97.31% 0.00%
2 Yr Hybrid IO 93,409,233 14.54% 92,533,101 14.80% 99.06% 0.00%
332 329 8.77% 99.10% 0.00%
3 Yr Hybrid 14,541,706 2.26% 14,130,304 2.26% 97.17% 0.00%
92 90 2.40% 97.83% 0.00%
3 Yr Hybrid Balloon 16,714,785 2.60% 16,432,867 2.63% 98.31% 0.00%
77 76 2.03% 98.70% 0.00%
3 Yr Hybrid IO 9,155,797 1.43% 8,451,434 1.35% 92.31% 0.00%
43 40 1.07% 93.02% 0.00%
5 Yr Hybrid 3,605,335 0.56% 3,486,137 0.56% 96.69% 0.00%
25 24 0.64% 96.00% 0.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 3,671,540 0.59% 90.71% 0.00%
16 14 0.37% 87.50% 0.00%
5 Yr Hybrid IO 3,002,722 0.47% 3,002,403 0.48% 99.99% 0.00%
13 13 0.35% 100.00% 0.00%
ARM 345,000 0.05% 72,763 0.01% 21.09% 0.00%
2 1 0.03% 50.00% 0.00%
ARM Balloon 338,500 0.05% 338,346 0.05% 99.95% 0.00%
2 2 0.05% 100.00% 0.00%
ARM IO 1,342,400 0.21% 1,342,400 0.21% 100.00% 0.00%
3 3 0.08% 100.00% 0.00%
Balloon 28,745,769 4.48% 28,106,935 4.49% 97.78% 0.00%
149 146 3.89% 97.99% 0.00%
Fixed 149,831,798 23.33% 147,300,209 23.56% 98.31% 0.00%
1,420 1,402 37.38% 98.73% 0.00%
Fixed IO 11,362,050 1.77% 11,207,037 1.79% 98.64% 0.00%
42 41 1.09% 97.62% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
d. 6.1-7 71,556,499 11.14% 70,773,876 11.32% 98.91% 0.00%
297 295 7.86% 99.33% 0.00%
e. 7.1-8 234,962,242 36.58% 231,301,169 36.99% 98.44% 0.00%
1,133 1,118 29.81% 98.68% 0.00%
f. 8.1-9 195,351,161 30.41% 188,591,834 30.16% 96.54% 0.00%
1,045 1,017 27.11% 97.32% 0.00%
g. 9.1-10 86,966,904 13.54% 82,215,078 13.15% 94.54% 0.00%
548 525 14.00% 95.80% 0.00%
h. 10.1-11 24,507,609 3.82% 23,958,333 3.83% 97.76% 0.00%
242 238 6.34% 98.35% 0.00%
i. 11.1-12 20,068,200 3.12% 19,797,619 3.17% 98.65% 0.00%
360 355 9.46% 98.61% 0.00%
j. 12.1-13 8,327,230 1.30% 8,080,100 1.29% 97.03% 0.00%
193 190 5.07% 98.45% 0.00%
k. 13.1+ 619,595 0.10% 618,591 0.10% 99.84% 0.00%
13 13 0.35% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 29,464,545 4.59% 28,360,169 4.54% 96.25% 0.00%
156 153 4.08% 98.08% 0.00%
Condo 40,704,683 6.34% 39,197,228 6.27% 96.30% 0.00%
251 244 6.50% 97.21% 0.00%
PUD 18,965,571 2.95% 18,665,038 2.98% 98.42% 0.00%
90 89 2.37% 98.89% 0.00%
Single Family 553,224,641 86.12% 539,114,164 86.21% 97.45% 0.00%
3,334 3,265 87.04% 97.93% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
350-500 137,000 0.02% 136,485 0.02% 99.62% 0.00%
1 1 0.03% 100.00% 0.00%
501-550 27,685,510 4.31% 26,598,511 4.25% 96.07% 0.00%
184 178 4.75% 96.74% 0.00%
551-600 126,127,096 19.63% 122,121,185 19.53% 96.82% 0.00%
721 701 18.69% 97.23% 0.00%
601-650 254,495,947 39.62% 247,913,876 39.64% 97.41% 0.00%
1,562 1,530 40.79% 97.95% 0.00%
651-700 172,311,429 26.82% 168,172,033 26.89% 97.60% 0.00%
1,037 1,019 27.17% 98.26% 0.00%
701-750 46,216,544 7.19% 46,031,114 7.36% 99.60% 0.00%
249 249 6.64% 100.00% 0.00%
751-800 13,845,894 2.16% 12,828,129 2.05% 92.65% 0.00%
69 65 1.73% 94.20% 0.00%
801+ 1,540,020 0.24% 1,535,266 0.25% 99.69% 0.00%
8 8 0.21% 100.00% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 14,712,213 2.29% 14,498,385 2.32% 98.55% 0.00%
430 425 11.33% 98.84% 0.00%
c. 51-100 50,328,141 7.83% 49,370,565 7.90% 98.10% 0.00%
662 652 17.38% 98.49% 0.00%
d. 101-200 244,200,458 38.02% 238,058,913 38.07% 97.49% 0.00%
1,666 1,630 43.46% 97.84% 0.00%
e. 201-300 153,073,493 23.83% 148,374,818 23.73% 96.93% 0.00%
635 618 16.48% 97.32% 0.00%
f. 301-400 85,500,625 13.31% 83,324,408 13.32% 97.45% 0.00%
247 241 6.42% 97.57% 0.00%
g. 401-500 57,274,090 8.92% 54,500,145 8.72% 95.16% 0.00%
129 123 3.28% 95.35% 0.00%
h. 501-600 22,978,370 3.58% 22,944,212 3.67% 99.85% 0.00%
42 42 1.12% 100.00% 0.00%
i. 601-700 6,968,300 1.08% 6,955,625 1.11% 99.82% 0.00%
11 11 0.29% 100.00% 0.00%
j. 701-800 4,504,250 0.70% 4,497,350 0.72% 99.85% 0.00%
6 6 0.16% 100.00% 0.00%
k. 801-900 832,500 0.13% 828,222 0.13% 99.49% 0.00%
1 1 0.03% 100.00% 0.00%
l. 901-999 915,000 0.14% 914,719 0.15% 99.97% 0.00%
1 1 0.03% 100.00% 0.00%
m. 1,000+ 1,072,000 0.17% 1,069,237 0.17% 99.74% 0.00%
1 1 0.03% 100.00% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 327,205,971 50.94% 318,286,755 50.90% 97.27% 0.00%
1,812 1,774 47.29% 97.90% 0.00%
Purchase 290,089,760 45.16% 282,565,289 45.19% 97.41% 0.00%
1,872 1,834 48.89% 97.97% 0.00%
Rate/Term Refi 25,063,709 3.90% 24,484,554 3.92% 97.69% 0.00%
147 143 3.81% 97.28% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 610,299,942 95.01% 593,857,399 94.97% 97.31% 0.00%
3,180 3,109 82.88% 97.77% 0.00%
2 32,059,498 4.99% 31,479,199 5.03% 98.19% 0.00%
651 642 17.12% 98.62% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
120 93,000 0.01% 89,720 0.01% 96.47% 0.00%
1 1 0.03% 100.00% 0.00%
180 1,623,130 0.25% 1,585,775 0.25% 97.70% 0.00%
17 17 0.45% 100.00% 0.00%
240 2,212,640 0.34% 2,191,797 0.35% 99.06% 0.00%
21 21 0.56% 100.00% 0.00%
360 632,348,688 98.44% 615,666,651 98.45% 97.36% 0.00%
3,762 3,683 98.19% 97.90% 0.00%
480 6,081,982 0.95% 5,802,656 0.93% 95.41% 0.00%
30 29 0.77% 96.67% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 6
Monthly Pool Migration Stratification
Arm Flag
04/30/2007
% Bal 03/31/2007
% Bal
N
186,614,180 29.84% 188,093,140 29.75%
1,589 42.36% 1,600 42.24%
Y
438,722,419 70.16% 444,115,801 70.25%
2,162 57.64% 2,188 57.76%
IO Flag
04/30/2007
% Bal 03/31/2007
% Bal
N
508,800,225 81.36% 514,331,784 81.35%
3,325 88.64% 3,357 88.62%
Y
116,536,374 18.64% 117,877,157 18.65%
426 11.36% 431 11.38%
Orig PPP
Flag
04/30/2007
% Bal 03/31/2007
% Bal
No
150,806,063 24.12% 154,961,060 24.51%
1,017 27.11% 1,039 27.43%
Yes
474,530,536 75.88% 477,247,881 75.49%
2,734 72.89% 2,749 72.57%
Orig PPP Mos
04/30/2007
% Bal 03/31/2007
% Bal
0
150,806,063 24.12% 154,961,060 24.51%
1,017 27.11% 1,039 27.43%
2
2,094,782 0.33% 2,096,059 0.33%
13 0.35% 13 0.34%
6
560,292 0.09% 560,292 0.09%
2 0.05% 2 0.05%
12
24,934,975 3.99% 24,942,908 3.95%
146 3.89% 146 3.85%
24
287,267,782 45.94% 288,713,731 45.67%
1,642 43.77% 1,650 43.56%
36
159,672,705 25.53% 160,934,890 25.46%
931 24.82% 938 24.76%
Orig CLTV by
10%
04/30/2007
% Bal 03/31/2007
% Bal
b. 0-40
3,609,780 0.58% 3,751,537 0.59%
30 0.80% 32 0.84%
c. 41-50
5,334,617 0.85% 5,336,677 0.84%
38 1.01% 38 1.00%
d. 51-60
13,594,034 2.17% 13,865,338 2.19%
80 2.13% 82 2.16%
e. 61-70
46,872,514 7.50% 47,275,250 7.48%
239 6.37% 241 6.36%
f. 71-80
279,181,792 44.65% 282,616,819 44.70%
1,417 37.78% 1,431 37.78%
g. 81-90
149,624,361 23.93% 150,808,645 23.85%
751 20.02% 758 20.01%
h. 91-100
127,119,500 20.33% 128,554,674 20.33%
1,196 31.88% 1,206 31.84%
DQ Risk Grp
04/30/2007
% Bal 03/31/2007
% Bal
R1
21,354,112 3.41% 21,371,192 3.38%
139 3.71% 139 3.67%
R2
135,428,295 21.66% 136,570,127 21.60%
877 23.38% 885 23.36%
R3
212,203,940 33.93% 214,244,620 33.89%
1,416 37.75% 1,426 37.65%
R4
131,991,701 21.11% 133,559,767 21.13%
770 20.53% 781 20.62%
R5
62,032,202 9.92% 63,707,212 10.08%
315 8.40% 321 8.47%
R6
32,857,765 5.25% 33,278,788 5.26%
142 3.79% 144 3.80%
R7
20,093,494 3.21% 20,100,357 3.18%
66 1.76% 66 1.74%
R8
9,375,089 1.50% 9,376,878 1.48%
26 0.69% 26 0.69%
Doc Level
04/30/2007
% Bal 03/31/2007
% Bal
Alternative Doc
1,379,593 0.22% 1,379,980 0.22%
6 0.16% 6 0.16%
Full Doc
402,754,089 64.41% 406,996,786 64.38%
2,585 68.91% 2,611 68.93%
No Doc
2,898,959 0.46% 2,898,952 0.46%
14 0.37% 14 0.37%
Stated Doc
218,303,958 34.91% 220,933,223 34.95%
1,146 30.55% 1,157 30.54%
Occupancy
04/30/2007
% Bal 03/31/2007
% Bal
N
37,542,212 6.00% 37,561,631 5.94%
233 6.21% 233 6.15%
Y
587,794,387 94.00% 594,647,310 94.06%
3,518 93.79% 3,555 93.85%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 6
Orig Credit
Score by 50
04/30/2007
% Bal 03/31/2007
% Bal
350-500
136,485 0.02% 136,551 0.02%
1 0.03% 1 0.03%
501-550
26,598,511 4.25% 27,280,310 4.32%
178 4.75% 183 4.83%
551-600
122,121,185 19.53% 123,955,024 19.61%
701 18.69% 711 18.77%
601-650
247,913,876 39.64% 250,628,381 39.64%
1,530 40.79% 1,544 40.76%
651-700
168,172,033 26.89% 169,786,094 26.86%
1,019 27.17% 1,027 27.11%
701-750
46,031,114 7.36% 46,051,423 7.28%
249 6.64% 249 6.57%
751-800
12,828,129 2.05% 12,835,490 2.03%
65 1.73% 65 1.72%
801+
1,535,266 0.25% 1,535,668 0.24%
8 0.21% 8 0.21%
Orig Loan
size by 100k
04/30/2007
% Bal 03/31/2007
% Bal
b. 0-50
14,498,385 2.32% 14,571,925 2.30%
425 11.33% 427 11.27%
c. 51-100
49,370,565 7.90% 49,826,634 7.88%
652 17.38% 658 17.37%
d. 101-200
238,058,913 38.07% 240,843,274 38.10%
1,630 43.46% 1,648 43.51%
e. 201-300
148,374,818 23.73% 149,916,252 23.71%
618 16.48% 624 16.47%
f. 301-400
83,324,408 13.32% 83,990,639 13.29%
241 6.42% 243 6.41%
g. 401-500
54,500,145 8.72% 55,839,740 8.83%
123 3.28% 126 3.33%
h. 501-600
22,944,212 3.67% 22,950,101 3.63%
42 1.12% 42 1.11%
i. 601-700
6,955,625 1.11% 6,957,671 1.10%
11 0.29% 11 0.29%
j. 701-800
4,497,350 0.72% 4,498,855 0.71%
6 0.16% 6 0.16%
k. 801-900
828,222 0.13% 828,222 0.13%
1 0.03% 1 0.03%
l. 901-999
914,719 0.15% 915,000 0.14%
1 0.03% 1 0.03%
m. 1,000+
1,069,237 0.17% 1,070,628 0.17%
1 0.03% 1 0.03%
Purpose
04/30/2007
% Bal 03/31/2007
% Bal
Cashout Refi
318,286,755 50.90% 321,063,897 50.78%
1,774 47.29% 1,789 47.23%
Purchase
282,565,289 45.19% 286,491,926 45.32%
1,834 48.89% 1,855 48.97%
Rate/Term Refi
24,484,554 3.92% 24,653,119 3.90%
143 3.81% 144 3.80%
Original
Coupon by
100
04/30/2007
% Bal 03/31/2007
% Bal
d. 6.1-7
70,773,876 11.32% 71,100,846 11.25%
295 7.86% 296 7.81%
e. 7.1-8
231,301,169 36.99% 233,219,265 36.89%
1,118 29.81% 1,126 29.73%
f. 8.1-9
188,591,834 30.16% 190,887,923 30.19%
1,017 27.11% 1,028 27.14%
g. 9.1-10
82,215,078 13.15% 84,231,029 13.32%
525 14.00% 537 14.18%
h. 10.1-11
23,958,333 3.83% 24,014,102 3.80%
238 6.34% 239 6.31%
i. 11.1-12
19,797,619 3.17% 19,858,072 3.14%
355 9.46% 356 9.40%
j. 12.1-13
8,080,100 1.29% 8,279,031 1.31%
190 5.07% 193 5.10%
k. 13.1+
618,591 0.10% 618,673 0.10%
13 0.35% 13 0.34%
Orig Product
Type
04/30/2007
% Bal 03/31/2007
% Bal
2 Yr Hybrid
166,173,802 26.57% 168,533,088 26.66%
992 26.45% 1,003 26.48%
2 Yr Hybrid
Balloon
129,087,323 20.64% 130,368,125 20.62%
578 15.41% 585 15.44%
2 Yr Hybrid IO
92,533,101 14.80% 93,402,200 14.77%
329 8.77% 332 8.76%
3 Yr Hybrid
14,130,304 2.26% 14,220,356 2.25%
90 2.40% 91 2.40%
3 Yr Hybrid
Balloon
16,432,867 2.63% 16,692,642 2.64%
76 2.03% 77 2.03%
3 Yr Hybrid IO
8,451,434 1.35% 8,922,729 1.41%
40 1.07% 42 1.11%
5 Yr Hybrid
3,486,137 0.56% 3,488,453 0.55%
24 0.64% 24 0.63%
5 Yr Hybrid
Balloon
3,671,540 0.59% 3,732,143 0.59%
14 0.37% 15 0.40%
5 Yr Hybrid IO
3,002,403 0.48% 3,002,439 0.47%
13 0.35% 13 0.34%
ARM
72,763 0.01% 72,804 0.01%
1 0.03% 1 0.03%
ARM Balloon
338,346 0.05% 338,423 0.05%
2 0.05% 2 0.05%
ARM IO
1,342,400 0.21% 1,342,400 0.21%
3 0.08% 3 0.08%
Balloon
28,106,935 4.49% 28,316,339 4.48%
146 3.89% 147 3.88%
Fixed
147,300,209 23.56% 148,569,412 23.50%
1,402 37.38% 1,412 37.28%
Fixed IO
11,207,037 1.79% 11,207,389 1.77%
41 1.09% 41 1.08%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 6
Lien position
04/30/2007
% Bal 03/31/2007
% Bal
1
593,857,399 94.97% 600,421,298 94.97%
3,109 82.88% 3,141 82.92%
2
31,479,199 5.03% 31,787,643 5.03%
642 17.12% 647 17.08%
Property type
04/30/2007
% Bal 03/31/2007
% Bal
2-4 Family
28,360,169 4.54% 28,370,840 4.49%
153 4.08% 153 4.04%
Condo
39,197,228 6.27% 40,285,474 6.37%
244 6.50% 249 6.57%
PUD
18,665,038 2.98% 18,672,712 2.95%
89 2.37% 89 2.35%
Single Family
539,114,164 86.21% 544,879,915 86.19%
3,265 87.04% 3,297 87.04%
Orig Term
04/30/2007
% Bal 03/31/2007
% Bal
120
89,720 0.01% 89,720 0.01%
1 0.03% 1 0.03%
180
1,585,775 0.25% 1,590,617 0.25%
17 0.45% 17 0.45%
240
2,191,797 0.35% 2,195,820 0.35%
21 0.56% 21 0.55%
360
615,666,651 98.45% 622,528,846 98.47%
3,683 98.19% 3,720 98.20%
480
5,802,656 0.93% 5,803,938 0.92%
29 0.77% 29 0.77%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 6
Section III
Performance
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
02/28/2007 1.42% 0.10% 0.05% 0.00% 0.00% 0.000%
03/31/2007 7.48% 1.04% 0.07% 0.01% 0.00% 0.00% 0.000% 0.00%
04/30/2007 5.51% 4.24% 0.31% 0.46% 0.00% 0.00% 0.000% 0.00%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 29.84% 91.34% 6.37% 1.15% 0.57% 0.26% 0.12% 0.19%
Y 70.16% 86.07% 8.79% 2.09% 1.92% 0.13% 0.37% 0.52% 0.09%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 81.36% 88.31% 7.92% 1.67% 1.16% 0.21% 0.19% 0.45% 0.09%
Y 18.64% 84.73% 8.72% 2.43% 3.09% 0.57% 0.20% 0.26%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
2 Yr Hybrid 26.57% 87.05% 8.60% 2.19% 1.10% 0.30% 0.76%
2 Yr Hybrid Balloon 20.64% 85.62% 9.78% 1.71% 1.50% 0.44% 0.25% 0.62% 0.08%
2 Yr Hybrid IO 14.80% 84.73% 8.61% 2.43% 3.19% 0.71% 0.32%
3 Yr Hybrid 2.26% 87.18% 8.46% 1.93% 2.43%
3 Yr Hybrid Balloon 2.63% 88.16% 5.58% 2.34% 2.90% 1.02%
3 Yr Hybrid IO 1.35% 86.97% 6.95% 6.07%
5 Yr Hybrid 0.56% 92.40% 3.12% 4.49%
5 Yr Hybrid Balloon 0.59% 76.07% 13.37% 10.55%
5 Yr Hybrid IO 0.48% 70.35% 12.49% 9.49% 7.67%
ARM 0.01% 100.00%
ARM Balloon 0.05% 100.00%
ARM IO 0.21% 100.00%
Balloon 4.49% 95.91% 2.33% 0.58% 0.60% 0.59%
Fixed 23.56% 90.94% 6.79% 1.15% 0.51% 0.33% 0.04% 0.24%
Fixed IO 1.79% 85.08% 11.05% 2.64% 1.23%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
No 24.12% 86.08% 9.06% 1.71% 1.56% 0.09% 0.07% 1.25% 0.18%
Yes 75.88% 88.14% 7.75% 1.85% 1.51% 0.19% 0.32% 0.13% 0.10%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
Alternative Doc 0.22% 100.00%
Full Doc 64.41% 90.21% 7.12% 1.37% 0.99% 0.06% 0.17% 0.08%
No Doc 0.46% 95.30% 4.70%
Stated Doc 34.91% 82.74% 9.91% 2.67% 2.52% 0.38% 0.43% 1.15% 0.19%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
1 94.97% 87.71% 8.09% 1.77% 1.49% 0.14% 0.28% 0.42% 0.11%
2 5.03% 86.36% 7.64% 2.61% 2.05% 0.76% 0.17% 0.40%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
b. 0-50 2.32% 91.25% 6.24% 1.50% 0.24% 0.33% 0.43%
c. 51-100 7.90% 88.80% 6.72% 2.89% 0.76% 0.39% 0.20% 0.11% 0.13%
d. 101-200 38.07% 89.92% 7.36% 1.23% 0.96% 0.10% 0.14% 0.14% 0.14%
e. 201-300 23.73% 88.31% 8.56% 1.21% 1.09% 0.16% 0.15% 0.31% 0.20%
f. 301-400 13.32% 82.32% 9.10% 2.92% 3.22% 0.40% 1.18% 0.87%
g. 401-500 8.72% 84.18% 9.49% 2.35% 3.19% 0.79%
h. 501-600 3.67% 83.62% 14.19% 2.20%
i. 601-700 1.11% 81.96% 18.04%
j. 701-800 0.72% 83.10% 16.90%
k. 801-900 0.13% 100.00%
l. 901-999 0.15% 100.00%
m. 1,000+ 0.17% 100.00%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
350-500 0.02% 100.00%
501-600 23.78% 85.39% 11.17% 1.42% 1.71% 0.12% 0.11% 0.07%
601-700 66.54% 88.03% 7.47% 1.82% 1.53% 0.21% 0.32% 0.48% 0.16%
701-800 9.41% 90.28% 4.71% 2.82% 1.02% 0.54% 0.63%
801+ 0.25% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 6.00% 87.43% 6.15% 4.33% 2.09%
Y 94.00% 87.66% 8.19% 1.65% 1.48% 0.18% 0.28% 0.43% 0.13%
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 599,052,702 95.80% 3,619 96.48%
Delinquent 24,284,213 3.88% 125 3.33%
Early Pay Default 1,889,684 0.30% 6 0.16%
First Pay Default 110,000 0.02% 1 0.03%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 3. 30dpd 335,900 17.78% 1 16.67%
4. 60dpd 819,757 43.38% 3 50.00%
5. 90dpd 230,400 12.19% 1 16.67%
6. 120dpd Plus 503,626 26.65% 1 16.67%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
First Pay Default 4. 60dpd 110,000 100.00% 1 100.00%
1,999,684
7
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default d. 60dpd 1,155,658 61.16% 4 66.67%
g. Foreclosure 734,026 38.84% 2 33.33%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default d. 60dpd 110,000 100.00% 1 100.00%
1,999,684
7
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
R1 3.41% 93.72% 6.28%
R2 21.66% 91.24% 4.91% 1.87% 1.08% 0.24% 0.45% 0.22%
R3 33.93% 88.31% 7.41% 1.85% 1.69% 0.12% 0.44% 0.14% 0.03%
R4 21.11% 84.64% 11.52% 1.70% 0.79% 0.12% 0.30% 0.71% 0.22%
R5 9.92% 84.13% 9.62% 2.67% 2.74% 0.38% 0.29% 0.17%
R6 5.25% 83.89% 9.44% 1.25% 4.21% 1.21%
R7 3.21% 88.32% 8.93% 2.76%
R8 1.50% 84.19% 7.09% 3.21% 5.51%
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 189,939,617 29.57% 2,465,568 19.15% 98.25%
1,611 42.05% 20 28.57% 98.63%
Y 452,419,823 70.43% 10,407,597 80.85% 96.97%
2,220 57.95% 50 71.43% 97.39%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 38,919,210 6.06% 678,111 5.27% 96.46%
239 6.24% 4 5.71% 97.49%
Y 603,440,230 93.94% 12,195,053 94.73% 97.41%
3,592 93.76% 66 94.29% 97.94%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 1,380,700 0.21% 99.92%
6 0.16% 0 0.00% 100.00%
Full Doc 411,941,831 64.13% 7,013,082 54.48% 97.77%
2,634 68.75% 44 62.86% 98.14%
No Doc 2,908,145 0.45% 99.68%
14 0.37% 0 0.00% 100.00%
Stated Doc 226,128,764 35.20% 5,860,083 45.52% 96.54%
1,177 30.72% 26 37.14% 97.37%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 21,728,775 3.38% 272,844 2.12% 98.28%
141 3.68% 2 2.86% 98.58%
R2 138,899,147 21.62% 2,573,740 19.99% 97.50%
894 23.34% 16 22.86% 98.10%
R3 217,445,583 33.85% 4,009,330 31.14% 97.59%
1,441 37.61% 22 31.43% 98.27%
R4 135,104,030 21.03% 2,193,869 17.04% 97.70%
789 20.60% 16 22.86% 97.59%
R5 65,234,205 10.16% 2,598,951 20.19% 95.09%
327 8.54% 10 14.29% 96.33%
R6 34,034,120 5.30% 824,794 6.41% 96.54%
146 3.81% 3 4.29% 97.26%
R7 20,125,440 3.13% 99.84%
66 1.72% 0 0.00% 100.00%
R8 9,788,140 1.52% 399,637 3.10% 95.78%
27 0.70% 1 1.43% 96.30%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 524,087,238 81.59% 11,154,905 86.65% 97.08%
3,398 88.70% 63 90.00% 97.85%
Y 118,272,202 18.41% 1,718,260 13.35% 98.53%
433 11.30% 7 10.00% 98.38%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 162,296,445 25.27% 9,351,560 72.64% 92.92%
1,070 27.93% 47 67.14% 95.05%
Yes 480,062,995 74.73% 3,521,604 27.36% 98.85%
2,761 72.07% 23 32.86% 99.02%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 162,296,445 25.27% 9,351,560 72.64% 92.92%
1,070 27.93% 47 67.14% 95.05%
2 2,104,570 0.33% 99.53%
13 0.34% 0 0.00% 100.00%
6 561,000 0.09% 99.87%
2 0.05% 0 0.00% 100.00%
12 25,210,902 3.92% 0 0.00% 98.91%
147 3.84% 0 0.00% 99.32%
24 290,254,770 45.19% 1,822,221 14.16% 98.97%
1,658 43.28% 13 18.57% 99.03%
36 161,931,753 25.21% 1,699,383 13.20% 98.60%
941 24.56% 10 14.29% 98.94%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2 Yr Hybrid 173,379,665 26.99% 5,074,571 39.42% 95.84%
1,021 26.65% 23 32.86% 97.16%
2 Yr Hybrid Balloon 132,536,975 20.63% 2,948,364 22.90% 97.40%
594 15.51% 15 21.43% 97.31%
2 Yr Hybrid IO 93,409,233 14.54% 862,340 6.70% 99.06%
332 8.67% 3 4.29% 99.10%
3 Yr Hybrid 14,541,706 2.26% 118,931 0.92% 97.17%
92 2.40% 2 2.86% 97.83%
3 Yr Hybrid Balloon 16,714,785 2.60% 256,283 1.99% 98.31%
77 2.01% 1 1.43% 98.70%
3 Yr Hybrid IO 9,155,797 1.43% 703,920 5.47% 92.31%
43 1.12% 3 4.29% 93.02%
5 Yr Hybrid 3,605,335 0.56% 107,754 0.84% 96.69%
25 0.65% 1 1.43% 96.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 59,619 0.46% 90.71%
16 0.42% 1 1.43% 87.50%
5 Yr Hybrid IO 3,002,722 0.47% 99.99%
13 0.34% 0 0.00% 100.00%
ARM 345,000 0.05% 275,816 2.14% 21.09%
2 0.05% 1 1.43% 50.00%
ARM Balloon 338,500 0.05% 99.95%
2 0.05% 0 0.00% 100.00%
ARM IO 1,342,400 0.21% 100.00%
3 0.08% 0 0.00% 100.00%
Balloon 28,745,769 4.48% 583,614 4.53% 97.78%
149 3.89% 3 4.29% 97.99%
Fixed 149,831,798 23.33% 1,729,954 13.44% 98.31%
1,420 37.07% 16 22.86% 98.73%
Fixed IO 11,362,050 1.77% 152,000 1.18% 98.64%
42 1.10% 1 1.43% 97.62%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
d. 6.1-7 71,556,499 11.14% 562,012 4.37% 98.91%
297 7.75% 2 2.86% 99.33%
e. 7.1-8 234,962,242 36.58% 2,836,979 22.04% 98.44%
1,133 29.57% 14 20.00% 98.68%
f. 8.1-9 195,351,161 30.41% 4,974,195 38.64% 96.54%
1,045 27.28% 24 34.29% 97.32%
g. 9.1-10 86,966,904 13.54% 3,722,503 28.92% 94.54%
548 14.30% 20 28.57% 95.80%
h. 10.1-11 24,507,609 3.82% 491,588 3.82% 97.76%
242 6.32% 4 5.71% 98.35%
i. 11.1-12 20,068,200 3.12% 89,594 0.70% 98.65%
360 9.40% 3 4.29% 98.61%
j. 12.1-13 8,327,230 1.30% 196,294 1.52% 97.03%
193 5.04% 3 4.29% 98.45%
k. 13.1+ 619,595 0.10% 99.84%
13 0.34% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 29,464,545 4.59% 722,309 5.61% 96.25%
156 4.07% 2 2.86% 98.08%
Condo 40,704,683 6.34% 1,074,023 8.34% 96.30%
251 6.55% 5 7.14% 97.21%
PUD 18,965,571 2.95% 39,155 0.30% 98.42%
90 2.35% 1 1.43% 98.89%
Single Family 553,224,641 86.12% 11,037,678 85.74% 97.45%
3,334 87.03% 62 88.57% 97.93%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 3,768,015 0.59% 139,395 1.08% 95.80%
32 0.84% 2 2.86% 93.75%
c. 41-50 6,098,780 0.95% 745,470 5.79% 87.47%
41 1.07% 3 4.29% 92.68%
d. 51-60 14,316,320 2.23% 376,361 2.92% 94.95%
84 2.19% 3 4.29% 95.24%
e. 61-70 48,183,595 7.50% 526,477 4.09% 97.28%
245 6.40% 3 4.29% 97.55%
f. 71-80 285,989,557 44.52% 5,505,222 42.77% 97.62%
1,444 37.69% 26 37.14% 98.13%
g. 81-90 152,734,586 23.78% 2,444,581 18.99% 97.96%
766 19.99% 14 20.00% 98.04%
h. 91-100 131,268,587 20.44% 3,135,659 24.36% 96.84%
1,219 31.82% 19 27.14% 98.11%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
350-500 137,000 0.02% 99.62%
1 0.03% 0 0.00% 100.00%
501-550 27,685,510 4.31% 1,009,394 7.84% 96.07%
184 4.80% 6 8.57% 96.74%
551-600 126,127,096 19.63% 2,947,248 22.89% 96.82%
721 18.82% 17 24.29% 97.23%
601-650 254,495,947 39.62% 4,608,524 35.80% 97.41%
1,562 40.77% 26 37.14% 97.95%
651-700 172,311,429 26.82% 3,334,620 25.90% 97.60%
1,037 27.07% 17 24.29% 98.26%
701-750 46,216,544 7.19% 99.60%
249 6.50% 0 0.00% 100.00%
751-800 13,845,894 2.16% 973,378 7.56% 92.65%
69 1.80% 4 5.71% 94.20%
801+ 1,540,020 0.24% 99.69%
8 0.21% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 14,712,213 2.29% 104,740 0.81% 98.55%
430 11.22% 4 5.71% 98.84%
c. 51-100 50,328,141 7.83% 681,092 5.29% 98.10%
662 17.28% 9 12.86% 98.49%
d. 101-200 244,200,458 38.02% 4,946,289 38.42% 97.49%
1,666 43.49% 34 48.57% 97.84%
e. 201-300 153,073,493 23.83% 2,767,719 21.50% 96.93%
635 16.58% 12 17.14% 97.32%
f. 301-400 85,500,625 13.31% 1,699,901 13.20% 97.45%
247 6.45% 5 7.14% 97.57%
g. 401-500 57,274,090 8.92% 2,673,423 20.77% 95.16%
129 3.37% 6 8.57% 95.35%
h. 501-600 22,978,370 3.58% 99.85%
42 1.10% 0 0.00% 100.00%
i. 601-700 6,968,300 1.08% 99.82%
11 0.29% 0 0.00% 100.00%
j. 701-800 4,504,250 0.70% 99.85%
6 0.16% 0 0.00% 100.00%
k. 801-900 832,500 0.13% 99.49%
1 0.03% 0 0.00% 100.00%
l. 901-999 915,000 0.14% 99.97%
1 0.03% 0 0.00% 100.00%
m. 1,000+ 1,072,000 0.17% 99.74%
1 0.03% 0 0.00% 100.00%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 327,205,971 50.94% 6,375,226 49.52% 97.27%
1,812 47.30% 31 44.29% 97.90%
Purchase 290,089,760 45.16% 6,022,264 46.78% 97.41%
1,872 48.86% 36 51.43% 97.97%
Rate/Term Refi 25,063,709 3.90% 475,674 3.70% 97.69%
147 3.84% 3 4.29% 97.28%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 610,299,942 95.01% 12,539,995 97.41% 97.31%
3,180 83.01% 63 90.00% 97.77%
2 32,059,498 4.99% 333,170 2.59% 98.19%
651 16.99% 7 10.00% 98.62%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
120 93,000 0.01% 96.47%
1 0.03% 0 0.00% 100.00%
180 1,623,130 0.25% 97.70%
17 0.44% 0 0.00% 100.00%
240 2,212,640 0.34% 99.06%
21 0.55% 0 0.00% 100.00%
360 632,348,688 98.44% 12,834,010 99.70% 97.36%
3,762 98.20% 69 98.57% 97.90%
480 6,081,982 0.95% 39,155 0.30% 95.41%
30 0.78% 1 1.43% 96.67%
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 578,520,841 90.06% 6,008,071 46.67% 98.66%
3,496 91.26% 34 48.57% 99.03%
b. Non-Reportable 38,919,089 6.06% 137,673 1.07% 99.45%
210 5.48% 1 1.43% 99.52%
c. 30dpd 11,874,130 1.85% 395,347 3.07% 96.54%
58 1.51% 2 2.86% 96.55%
d. 60dpd 3,205,210 0.50% 99.93%
16 0.42% 0 0.00% 100.00%
e. 90dpd 504,000 0.08% 99.93%
1 0.03% 0 0.00% 100.00%
f. Loss Mit 336,090 0.05% 99.83%
2 0.05% 0 0.00% 100.00%
g. Foreclosure 53,000 0.01% 99.78%
1 0.03% 0 0.00% 100.00%
i. Bankruptcy 308,980 0.05% 99.82%
4 0.10% 0 0.00% 100.00%
None 8,638,100 1.34% 6,332,074 49.19%
43 1.12% 33 47.14% 0.00%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 578,683,841 90.09% 6,008,071 46.67% 98.66%
3,498 91.31% 34 48.57% 99.03%
2. Non-Report 38,919,089 6.06% 137,673 1.07% 99.45%
210 5.48% 1 1.43% 99.52%
3. 30dpd 12,104,220 1.88% 395,347 3.07% 96.60%
60 1.57% 2 2.86% 96.67%
4. 60dpd 3,510,190 0.55% 99.93%
19 0.50% 0 0.00% 100.00%
5. 90dpd 504,000 0.08% 99.93%
1 0.03% 0 0.00% 100.00%
Error 8,638,100 1.34% 6,332,074 49.19%
43 1.12% 33 47.14% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
03/15/2007 1,060,670 8,109
04/15/2007 8,653
05/15/2007 422,500 28,526
1,483,170
45,288
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
Outstanding
PPP Flag and
Premium
Remitted
PPP Not Expired
and No Premium
Remitted
03/15/2007 19 12 1 3 3
04/15/2007 42 30 3 9
05/15/2007 19 11 7 1
80
53
1
13
13
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
h. FC
k. PrePaid
l. Bankruptcy
a. Current
436,820,728 436,820,728
2,824 2,824
c. 30 dpd
41,990,159 41,990,159
248 248
d. 60 dpd
9,499,058 9,499,058
57 57
e. 90 dpd
6,505,564 5,283,016 1,222,548
35 26 9
h. FC
2,231,704 2,231,704
7 7
k. PrePaid
0 0
20 20
l. Bankruptcy
753,764 753,764
7 7
unknown
126,843,737 119,471,584 4,678,289 2,463,464 230,400
572 545 18 8 1
598,282,471
14,177,347
7,746,480
1,452,948
2,231,704
0
753,764
3,617
75
34
10
7
20
7
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
02/28/2007 641,222,607 637,117,508 5 56,454 4,465,588 4,194,237 4,733,239 8,109
03/31/2007 634,916,466 628,673,798 45,891 4,418,748 4,153,410 4,688,028 8,653
04/30/2007 570,429,920 566,527,665 25,233 3,971,255 3,727,980 4,219,826 28,526
5
127,578
12,855,591
12,075,627
13,641,093
45,288
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
02/28/2007 Loan appears to have a potential deferment. 10 10
02/28/2007
Sum:
10
10
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
03/31/2007 Loan appears to have a potential deferment. 0 9
Motion for relief of stay needed on BK loan. 2 2
03/31/2007
Sum:
2
11
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
04/30/2007 Loan appears to have an amortization method disagreement. 2 2
Loan appears to have a potential deferment. 2 2
No payment has been received since transfer, early payment default. 18 18
04/30/2007
Sum:
22
22
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
04/30/2007 Consider Repurchase Claim 13 13
MR Follow-up Required in 60 days 5 5
No Action Required 2 2
04/30/2007
Sum:
20
20
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
03/31/2007 No Action Required 2 2
03/31/2007
Sum:
2
2
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
02/28/2007 Rvw Postponed 10 10
02/28/2007
Sum:
10
10
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline